Equity - Additional Information (Details) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Jul. 27, 2023	Nov. 30, 2024 shares	May 31, 2024 shares	May 31, 2023 shares	May 31, 2022 shares	May 31, 2021 shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 kr / shares
Disclosure Of Classes Of Share Capital [Line Items]
Other contributed capital | $							$ 1,628,045	$ 1,628,045
Other reserves | $							(274,200)	(233,200)
Change in fair value recognized in consolidated statement of other comprehensive loss | $							0	(72,656)
Accumulated deficit | $							(1,249,303)	(1,060,952)
Percentage of share capital owned in subsidiary	100.00%
Share capital percentage	40.00%
Non-controlling interests | $							$ 1,435	$ 1,787
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding | shares							62,298	65,965
Treasury Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares outstanding | shares							417	249
Other Reserves
Disclosure Of Classes Of Share Capital [Line Items]
Change in fair value recognized in consolidated statement of other comprehensive loss | $							$ (72,700)	$ (72,700)
Foreign Currency Translation Reserve
Disclosure Of Classes Of Share Capital [Line Items]
Other reserves | $							$ (201,500)	$ (160,500)
2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, granted | shares						69,497
Shares issued in exercise of warrants | shares			3,667	2,882	650
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares outstanding | shares							598,560	595,060
Par value | (per share)							$ 0.00018		kr 0.0015
Ordinary Shares | 2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued to convert loan | shares			3,667
American Depositary Shares | 2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued to convert loan | shares		590	2,910